Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Critical accounting judgments and key sources of estimation uncertainty [abstract]
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